Document and Entity Information	12 Months Ended
May 03, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 2, 2013
Registrant Name	DAILY INCOME FUND
Central Index Key	0000918267
Amendment Flag	false
Document Creation Date	May 2, 2013
Document Effective Date	May 3, 2013
Prospectus Date	May 3, 2013

Investor Select Class | Money Market Portfolio
Summary of the Investor Select Shares of the Money Market Portfolio
:Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Select Class Money Market Portfolio Investor Select Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Select Class Money Market Portfolio Investor Select Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.60%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.87%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.75%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the Money Market Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Select Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Select Class Money Market Portfolio Investor Select Shares	77	253	458	1,050

: Principal Investment Strategies
The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The Portfolio may invest in securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

. The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Select Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Retail Shares of the Money Market Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have not yet begun operations. All of the classes of the Money Market Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the Money Market Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
Money Market Portfolio – Retail Shares % Total Return Calendar Year End

As of March 31, 2013, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2009.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Select Class Money Market Portfolio Retail Shares	0.01%	0.49%	1.18%	Nov 28, 2006

The returns shown above are those of the Retail Shares of the Money Market Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	May 3, 2013
Investor Select Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Select Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	:Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	:Fees and Expenses of the Money Market Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the Money Market Portfolio have not yet begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Select Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The Portfolio may invest in securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		. The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Retail Shares of the Money Market Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have not yet begun operations. All of the classes of the Money Market Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the Money Market Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of March 31, 2013, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2009.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have not yet begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the Money Market Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Select Class | Money Market Portfolio | Investor Select Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	458
10 Years	rr_ExpenseExampleYear10	1,050
Investor Select Class | Money Market Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	4.40%
2008	rr_AnnualReturn2008	2.28%
2009	rr_AnnualReturn2009	0.16%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the Money Market Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

Investor Select Class | U.S. Treasury Portfolio
Summary of the Investor Select Shares of the U.S. Treasury Portfolio
:Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Select Class U.S. Treasury Portfolio Investor Select Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Select Class U.S. Treasury Portfolio Investor Select Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.60%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.87%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.75%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Select Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Select Class U.S. Treasury Portfolio Investor Select Shares	77	253	458	1,050

: Principal Investment Strategies
The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio's net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, "U.S. Treasury Obligations") with maturities of 397 days or less and repurchase agreements which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio's net assets may be invested in other United States Government obligations and repurchase agreements collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The U.S. Treasury Portfolio's investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Treasury Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have not yet begun operations. All of the classes of the U.S. Treasury Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the U.S. Treasury Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End

As of March 31, 2013, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Select Class U.S. Treasury Portfolio Retail Shares	0.01%	0.19%	0.84%	Dec 12, 2006

The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	May 3, 2013
Investor Select Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Select Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	:Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	:Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have not yet begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Select Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio's net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, "U.S. Treasury Obligations") with maturities of 397 days or less and repurchase agreements which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio's net assets may be invested in other United States Government obligations and repurchase agreements collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this policy.

		The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The U.S. Treasury Portfolio's investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Treasury Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have not yet begun operations. All of the classes of the U.S. Treasury Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the U.S. Treasury Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of March 31, 2013, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have not yet begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Select Class | U.S. Treasury Portfolio | Investor Select Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	458
10 Years	rr_ExpenseExampleYear10	1,050
Investor Select Class | U.S. Treasury Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	3.95%
2008	rr_AnnualReturn2008	0.94%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

Investor Select Class | U.S. Government Portfolio
Summary of the Investor Select Shares of the U.S. Government Portfolio
:Investment Objective
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:Fees and Expenses of the U.S. Government Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Select Class U.S. Government Portfolio Investor Select Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Select Class U.S. Government Portfolio Investor Select Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.60%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.87%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.75%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Government Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Select Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Select Class U.S. Government Portfolio Investor Select Shares	77	253	458	1,050

: Principal Investment Strategies
The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this policy. The Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have not yet begun operations. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the U.S. Government Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End

As of March 31, 2013, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Select Class U.S. Government Portfolio Retail Shares	0.01%	0.27%	0.94%	Dec 12, 2006

The returns shown above are those of the Retail Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	May 3, 2013
Investor Select Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Select Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	:Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	:Fees and Expenses of the U.S. Government Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Government Portfolio have not yet begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Select Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this policy. The Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

		The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have not yet begun operations. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the U.S. Government Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of March 31, 2013, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have not yet begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Select Class | U.S. Government Portfolio | Investor Select Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	458
10 Years	rr_ExpenseExampleYear10	1,050
Investor Select Class | U.S. Government Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	4.19%
2008	rr_AnnualReturn2008	1.32%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Government Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

Fiduciary Class | Money Market Portfolio
Summary of the Fiduciary Shares of the Money Market Portfolio
:Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Fiduciary Class Money Market Portfolio Fiduciary Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fiduciary Class Money Market Portfolio Fiduciary Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.35%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.62%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.50%
[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the Money Market Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio's Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fiduciary Class Money Market Portfolio Fiduciary Shares	51	174	321	751

: Principal Investment Strategies
The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The Portfolio may invest in securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Retail Shares of the Money Market Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have not yet begun operations. All of the classes of the Money Market Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the Money Market Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
Money Market Portfolio – Retail Shares % Total Return Calendar Year End

As of March 31, 2013, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2009.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Fiduciary Class Money Market Portfolio Retail Shares	0.01%	0.49%	1.18%	Nov 28, 2006

The returns shown above are those of the Retail Shares of the Money Market Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	May 3, 2013
Fiduciary Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fiduciary Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	:Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	:Fees and Expenses of the Money Market Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the Money Market Portfolio have not yet begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The Portfolio may invest in securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Retail Shares of the Money Market Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have not yet begun operations. All of the classes of the Money Market Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the Money Market Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of March 31, 2013, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2009.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have not yet begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the Money Market Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Fiduciary Class | Money Market Portfolio | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	751
Fiduciary Class | Money Market Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	4.40%
2008	rr_AnnualReturn2008	2.28%
2009	rr_AnnualReturn2009	0.16%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the Money Market Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio's Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

Fiduciary Class | U.S. Treasury Portfolio
Summary of the Fiduciary Shares of the U.S. Treasury Portfolio
:Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Fiduciary Class U.S. Treasury Portfolio Fiduciary Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fiduciary Class U.S. Treasury Portfolio Fiduciary Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.35%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.62%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.50%
[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio's Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fiduciary Class U.S. Treasury Portfolio Fiduciary Shares	51	174	321	751

: Principal Investment Strategies
The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio's net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, "U.S. Treasury Obligations") with maturities of 397 days or less and repurchase agreements which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio's net assets may be invested in other United States Government obligations and repurchase agreements which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The U.S. Treasury Portfolio's investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Treasury Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have not yet begun operations. All of the classes of the U.S. Treasury Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the U.S. Treasury Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End

As of March 31, 2013, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Fiduciary Class U.S. Treasury Portfolio Retail Shares	0.01%	0.19%	0.84%	Dec 12, 2006

The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	May 3, 2013
Fiduciary Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fiduciary Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	:Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	:Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Treasury Portfolio have not yet begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio's net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, "U.S. Treasury Obligations") with maturities of 397 days or less and repurchase agreements which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio's net assets may be invested in other United States Government obligations and repurchase agreements which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this policy.

		The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The U.S. Treasury Portfolio's investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Treasury Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have not yet begun operations. All of the classes of the U.S. Treasury Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the U.S. Treasury Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of March 31, 2013, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have not yet begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Fiduciary Class | U.S. Treasury Portfolio | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	751
Fiduciary Class | U.S. Treasury Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	3.95%
2008	rr_AnnualReturn2008	0.94%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio's Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

Fiduciary Class | U.S. Government Portfolio
Summary of the Fiduciary Shares of the U.S. Government Portfolio
:Investment Objective
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:Fees and Expenses of the U.S. Government Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Fiduciary Class U.S. Government Portfolio Fiduciary Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fiduciary Class U.S. Government Portfolio Fiduciary Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.35%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.62%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.50%
[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Government Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio���s Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the ���Expense Cap���) up to the date of the Portfolio���s 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fiduciary Class U.S. Government Portfolio Fiduciary Shares	51	174	321	751

: Principal Investment Strategies
The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this policy. The Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have not yet begun operations. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the U.S. Government Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End

As of March 31, 2013, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Fiduciary Class U.S. Government Portfolio Retail Shares	0.01%	0.27%	0.94%	Dec 12, 2006

The returns shown above are those of the Retail Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	May 3, 2013
Fiduciary Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fiduciary Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	:Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	:Fees and Expenses of the U.S. Government Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Government Portfolio have not yet begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this policy. The Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

		The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have not yet begun operations. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the U.S. Government Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of March 31, 2013, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have not yet begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Fiduciary Class | U.S. Government Portfolio | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	751
Fiduciary Class | U.S. Government Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	4.19%
2008	rr_AnnualReturn2008	1.32%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Government Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio���s Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the ���Expense Cap���) up to the date of the Portfolio���s 2015 annual update to its registration statement.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	May 3, 2013
Document Creation Date	dei_DocumentCreationDate	May 2, 2013